Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties		Total Payments
Total		$ 18,500	$ 535	[1]	$ 19,035
CANADA | Tribal Government [Member]
Total	[1]		$ 535
UNITED STATES | United States Federal Government [Member]
Total		$ 18,500

[1]
Total payments are reported in United States (“U.S.”) dollars. Payments that were made using Canadian dollars have been converted to U.S. dollars based on the exchange rate as of the Company’s fiscal year end.